Operating Segment - Disclosure of Detailed Information About Segment Performance (Details) - NZD ($) $ in Thousands		6 Months Ended		12 Months Ended
		Jul. 31, 2018	Jul. 31, 2017	Jan. 31, 2018	Jun. 30, 2015
OperatingSegmentsLineItems [Line Items]
Revenue		$ 56,750	$ 59,787
Cost of sale of goods		(39,072)	(40,207)
Gross margin		17,678	19,580
Administrative expenses		(1,851)	(1,891)
Corporate expenses		(7,901)	(7,028)
Other foreign exchange gain/loss		(3,535)	934
EBITDA		(15,436)	(16,285)
Brand transition, restructure and transaction expenses		(5,157)	(1,112)
Finance expense		(2,454)	(5,027)
Fair value (gain)/loss on foreign exchange contracts		2,306	1,600
Fair value gain/(loss) on Convertible Note derivative		(775)	3,246
Loss before income tax expense		(26,505)	(19,039)
Income tax expense		411	(174)
Loss for the period		(26,094)	(19,213)	$ 37,593
Unallocated [member]
OperatingSegmentsLineItems [Line Items]
Revenue from external customers
Revenue					24
Cost of sale of goods					3
Gross margin					27
Other segment expenses	[1]				(10,665)
Administrative expenses					(441)
Corporate expenses					(13,940)
Other foreign exchange gain/loss					(197)
EBITDA					(24,822)
Brand transition, restructure and transaction expenses					(12,182)
Finance expense					(5,870)
Depreciation and amortisation					(4,250)
Unrealised foreign exchange gain/(loss)					(1,827)
Loss before income tax expense					(42,621)
Income tax expense					1,274
Loss for the period					$ (41,347)
Operating Segments [Member]
OperatingSegmentsLineItems [Line Items]
Revenue from external customers		56,750	59,787
Service income
Revenue		56,750	59,787
Cost of sale of goods		(39,072)	(40,207)
Gross margin		17,678	19,580
Other segment expenses	[1]	(22,626)	(22,661)
Administrative expenses		(661)	(320)
Corporate expenses		(10,672)	(10,241)
Other foreign exchange gain/loss		845	(2,643)
EBITDA		(15,436)	(16,285)
Brand transition, restructure and transaction expenses		(5,157)	(1,112)
Finance expense		(2,454)	(4,776)
Impairment expense		(4,182)
Depreciation and amortisation		(1,190)	(1,821)
Fair value (gain)/loss on foreign exchange contracts		2,306	(1,600)
Unrealised foreign exchange gain/(loss)		383	3,309
Fair value gain/(loss) on Convertible Note derivative		(775)	3,246
Loss before income tax expense		(26,505)	(19,039)
Income tax expense		411	(174)
Loss for the period		(26,094)	(19,213)
Operating Segments [Member] | New Zealand Retail [Member]
OperatingSegmentsLineItems [Line Items]
Revenue from external customers		15,571	15,072
Service income
Revenue		15,571	15,072
Cost of sale of goods		(7,612)	(7,027)
Gross margin		7,959	8,045
Other segment expenses	[1]	(6,856)	(6,462)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA		1,103	1,583
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortisation
Fair value (gain)/loss on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Note derivative
Loss before income tax expense		1,103	1,583
Income tax expense
Loss for the period		1,103	1,583
Operating Segments [Member] | Australia Retail [Member]
OperatingSegmentsLineItems [Line Items]
Revenue from external customers		8,758	8,030
Service income
Revenue		8,758	8,030
Cost of sale of goods		(4,246)	(4,085)
Gross margin		4,512	3,946
Other segment expenses	[1]	(5,644)	(5,335)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA		(1,132)	(1,389)
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortisation
Fair value (gain)/loss on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Note derivative
Loss before income tax expense		(1,132)	(1,389)
Income tax expense
Loss for the period		(1,132)	(1,389)
Operating Segments [Member] | New Zealand Wholesale [Member]
OperatingSegmentsLineItems [Line Items]
Revenue from external customers		4,556	4,092
Service income
Revenue		4,556	4,092
Cost of sale of goods		(3,695)	(3,250)
Gross margin		861	842
Other segment expenses	[1]	(672)	(449)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA		189	393
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortisation
Fair value (gain)/loss on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Note derivative
Loss before income tax expense		189	393
Income tax expense
Loss for the period		189	393
Operating Segments [Member] | Australia Wholesale [Member]
OperatingSegmentsLineItems [Line Items]
Revenue from external customers		6,757	6,497
Service income
Revenue		6,757	6,497
Cost of sale of goods		(5,246)	(6,294)
Gross margin		1,511	203
Other segment expenses	[1]	(1,726)	(1,997)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA		(215)	(1,794)
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortisation
Fair value (gain)/loss on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Note derivative
Loss before income tax expense		(215)	(1,794)
Income tax expense
Loss for the period		(215)	(1,794)
Operating Segments [Member] | US Wholesale [Member]
OperatingSegmentsLineItems [Line Items]
Revenue from external customers		3,047	4,803
Service income
Revenue		3,047	4,803
Cost of sale of goods		(2,923)	(4,092)
Gross margin		124	711
Other segment expenses	[1]	(1,187)	(1,507)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA		(1,063)	(796)
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortisation
Fair value (gain)/loss on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Note derivative
Loss before income tax expense		(1,063)	(796)
Income tax expense
Loss for the period		(1,063)	(796)
Operating Segments [Member] | Europe Wholesale [Member]
OperatingSegmentsLineItems [Line Items]
Revenue from external customers		3,813	8,154
Service income
Revenue		3,813	8,154
Cost of sale of goods		(3,007)	(6,308)
Gross margin		806	1,846
Other segment expenses	[1]	(1,166)	(1,504)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA		(360)	342
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortisation
Fair value (gain)/loss on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Note derivative
Loss before income tax expense		(360)	342
Income tax expense
Loss for the period		(360)	342
Operating Segments [Member] | E-Commerce [Member]
OperatingSegmentsLineItems [Line Items]
Revenue from external customers		14,248	13,139
Service income
Revenue		14,248	13,139
Cost of sale of goods		(10,234)	(9,152)
Gross margin		4,014	3,987
Other segment expenses	[1]	(5,375)	(5,407)
Administrative expenses
Corporate expenses
Other foreign exchange gain/loss
EBITDA		(1,361)	(1,420)
Brand transition, restructure and transaction expenses
Finance expense
Impairment expense
Depreciation and amortisation
Fair value (gain)/loss on foreign exchange contracts
Unrealised foreign exchange gain/(loss)
Fair value gain/(loss) on Convertible Note derivative
Loss before income tax expense		(1,361)	(1,420)
Income tax expense
Loss for the period		(1,361)	(1,420)
Operating Segments [Member] | Unallocated [member]
OperatingSegmentsLineItems [Line Items]
Revenue from external customers
Service income
Revenue
Cost of sale of goods		(2,109)
Gross margin		(2,109)
Other segment expenses	[1]
Administrative expenses		(661)	(320)
Corporate expenses		(10,672)	(10,241)
Other foreign exchange gain/loss		845	(2,643)
EBITDA		(12,597)	(13,204)
Brand transition, restructure and transaction expenses		(5,157)	(1,112)
Finance expense		(2,454)	(4,776)
Impairment expense		(4,182)
Depreciation and amortisation		(1,190)	(1,821)
Fair value (gain)/loss on foreign exchange contracts		2,306	(1,600)
Unrealised foreign exchange gain/(loss)		383	3,309
Fair value gain/(loss) on Convertible Note derivative		(775)	3,246
Loss before income tax expense		(23,666)	(15,958)
Income tax expense		411	(174)
Loss for the period		$ (23,255)	$ (16,132)

[1]	Other segment expenses relate to brand management expenses and some corporate expenses.